   As filed with the Securities and Exchange Commission on December 30, 1998

                                                      Registration No. 333-11785
                                                                       811-07811
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933                        / /

                          PRE-EFFECTIVE AMENDMENT NO.                        / /

                         POST-EFFECTIVE AMENDMENT NO. 4                      /X/

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      / /
                                AMENDMENT NO. 5                              /X/
                        (Check appropriate box or boxes)
                            ------------------------

                     PRUDENTIAL EMERGING GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
               (Address of Principal Executive Offices)(Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (973) 367-7525

                        MARGUERITE E. H. MORRISON, ESQ.
                              GATEWAY CENTER THREE
                              100 MULBERRY STREET
                         NEWARK, NEW JERSEY 07102-4077
                    (Name and Address of Agent for Service)
                 Approximate date of proposed public offering:
                   As soon as practicable after the effective
                      date of the Registration Statement.

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):

                         / / immediately upon filing pursuant to paragraph (b) /X/ on January 14 pursuant to paragraph (b)
                         / / 60 days after filing pursuant to paragraph (a)(1)
                         / / on (date) pursuant to paragraph (a)(1)
                         / / 75 days after filing pursuant to paragraph (a)(2)
                         / / on (date) pursuant to paragraph (a)(2) of rule 485.

                    IF APPROPRIATE, CHECK THE FOLLOWING BOX:

                         /X/ this post-effective amendment designates a new
                             effective date for a previously filed
                             post-effective amendment.

                                                  Shares of Common Stock, $.001 par value per
Title of Securities Being Registered............  share

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
    Parts A, B and C of Form N-1A are hereby incorporated by reference to Parts A, B and C, respectively of Registrant's Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A (File No. 333-11785) filed on October 30, 1998.

                                   SIGNATURES

    Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark and State of New Jersey, on the 29th day of December, 1998.

                                PRUDENTIAL EMERGING GROWTH FUND, INC.

                                By              /s/ BRIAN M. STORMS
                                     ------------------------------------------
                                                  Brian M. Storms
                                                     PRESIDENT

    Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURE                       TITLE                    DATE
------------------------------  --------------------------  -------------------

     /s/ EDWARD D. BEACH
------------------------------           Director            December 29, 1998
       Edward D. Beach

   /s/ DELAYNE DEDRICK GOLD
------------------------------           Director            December 29, 1998
     Delayne Dedrick Gold

     /s/ ROBERT F. GUNIA
------------------------------           Director            December 29, 1998
       Robert F. Gunia

 /s/ DOUGLAS H. MCCORKINDALE
------------------------------           Director            December 29, 1998
   Douglas H. McCorkindale

     /s/ MENDEL A. MELZER
------------------------------           Director            December 29, 1998
       Mendel A. Melzer

     /s/ THOMAS T. MOONEY
------------------------------           Director            December 29, 1998
       Thomas T. Mooney

     /s/ STEPHEN P. MUNN
------------------------------           Director            December 29, 1998
       Stephen P. Munn

    /s/ RICHARD A. REDEKER
------------------------------           Director            December 29, 1998
      Richard A. Redeker

      /s/ ROBIN B. SMITH
------------------------------           Director            December 29, 1998
        Robin B. Smith

     /s/ BRIAN M. STORMS
------------------------------    President and Director     December 29, 1998
       Brian M. Storms

    /s/ LOUIS A. WEIL, III
------------------------------           Director            December 29, 1998
      Louis A. Weil, III

    /s/ CLAY T. WHITEHEAD
------------------------------           Director            December 29, 1998
      Clay T. Whitehead

     /s/ GRACE C. TORRES         Treasurer and Principal
------------------------------    Financial and Accounting   December 29, 1998
       Grace C. Torres                    Officer

                               INDEX TO EXHIBITS

  EXHIBIT
    NO.                                                  DESCRIPTION
-----------  ----------------------------------------------------------------------------------------------------
        (a)  (1) Articles of Incorporation.(1)
             (2) Articles of Amendment.(2)
             (3) Articles Supplementary.*
        (b)  By-Laws.(2)
        (c)  Instruments defining rights of shareholders.(2)
        (d)  (1) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc.(3)
             (2) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and The Prudential
             Investment Corporation.(3)
        (e)  (1) Distribution Agreement between the Registrant and Prudential Investment Management Services
             LLC.(3)
             (2) Selected Dealer Agreement.(3)
        (g)  Custodian Contract between the Registrant and State Street Bank and Trust Company.(2)
        (h)  Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services,
             Inc.(2)
        (j)  Consent of Independent Accountants.*
        (m)  (1) Amended and Restated Distribution and Service Plan for Class A Shares.(3)
             (2) Amended and Restated Distribution and Service Plan for Class B Shares.(3)
             (3) Amended and Restated Distribution and Service Plan for Class C Shares.(3)
        (n)  Financial Data Schedules filed as Exhibit 27 for electronic purposes.*
        (o)  Amended Rule 18f-3 Plan.(3)

------------------------
  (1) Incorporated by reference to Registrant's Registration Statement on Form N-1A filed on or about September 11, 1996 (File Nos. 333-11785 and 811-07811).

  (2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed on or about October 30, 1996 (File Nos. 333-11785 and 811-07811).

  (3) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A filed on or about October 30, 1998.

  * To be filed by amendment.